Financial Instruments - Schedule of Carrying values and estimated fair values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 160,475	$ 184,835	$ 204,763
Cash and cash equivalents - Fair Value	160,475	184,835
Restricted cash - Carrying Amount	11,296	12,935	$ 15,763
Restricted cash - Fair Value	11,296	12,935
Margin deposits - Carrying Amount	6,153	0
Margin deposits - Fair Value	6,153	0
Long-term receivables - Carrying Amount	27,294	13,000
Long-term receivables - Fair Value	27,294	13,000
Financial liability - Carrying Amount	(5,148)	0
Financial liability - Fair Value	(5,148)	0
Debt - Carrying Amount	(1,509,794)	(1,544,551)
Debt - Fair Value	$ (1,509,794)	$ (1,544,551)